Employee costs and share plans for employees, Employee numbers (Details) - employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical location
Average number of employees	63,200	60,000	61,500
Number of employees	64,400	61,100	59,700
UK
Disclosure of geographical location
Average number of employees	7,200	6,900	7,000
Europe
Disclosure of geographical location
Average number of employees	14,800	14,500	14,700
The Americas
Disclosure of geographical location
Average number of employees	16,700	16,300	17,800
Asia, Africa And Australasia
Disclosure of geographical location
Average number of employees	24,500	22,300	22,000